Annual Total Returns[BarChart] - AST FIDELITY INSTITUTIONAL AM QUANTITATIVE PORTFOLIO - No Share Class	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(1.51%)	10.64%	14.76%	3.15%	0.99%	4.25%	16.47%	(7.74%)	20.00%	8.76%